SCHEDULE OF NET DEFERRED TAX ASSETS (Details)	Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 541,321
Valuation allowance	(541,321)
Deferred Tax Assets, Net of Valuation Allowance, Total
Net deferred tax assets